FAIR VALUE MEASUREMENT - Assets and liabilities measured or disclosed at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Liabilities
Total		$ 1,247
Contingent consideration
Liabilities
Derivative liabilities		1,247
Fair Value Measurements Recurring
Assets
Total assets	$ 0
Liabilities
Liability measured at fair value	$ 0
Significant unobservable inputs (Level 3) [Member] | Wealth management products
Liabilities
Total		1,247
Significant unobservable inputs (Level 3) [Member] | Wealth management products | Contingent consideration
Liabilities
Derivative liabilities		$ 1,247